CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income	¥ (990,731)	¥ (539,170)	¥ 17,335
Foreign currency translation adjustments, net of tax			278
Comprehensive (loss) income	¥ (990,731)	¥ (539,170)	¥ 17,613